Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Our Compensation Committee annually meets during the first quarter following the end of each fiscal year to review the performance of the Company as well as the executives of the Company. During these annual meetings, all compensation recommendations are made, including recommendations regarding potential adjustments to the annual base salaries of the executive officers along with determination of annual incentive payments and equity awards. To the extent our Compensation Committee approves new equity-based awards for employees (including NEOs) during the first quarter of a fiscal year, the grant date of such awards is typically in late August. Our Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In an effort to minimize the impact of stock price volatility on equity award grants, our Compensation Committee uses a 20-day average closing stock price for purposes of calculating equity award grant amounts for employees (including NEOs). Currently, we do not grant stock options, stock appreciation rights or similar option-like awards.

Award Timing Method	Our Compensation Committee annually meets during the first quarter following the end of each fiscal year to review the performance of the Company as well as the executives of the Company. During these annual meetings, all compensation recommendations are made, including recommendations regarding potential adjustments to the annual base salaries of the executive officers along with determination of annual incentive payments and equity awards. To the extent our Compensation Committee approves new equity-based awards for employees (including NEOs) during the first quarter of a fiscal year, the grant date of such awards is typically in late August.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not take material non-public information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false